Condensed Statements of Changes in Stockholders? Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2015	$ 12,000		$ (12,392,000)	$ (12,380,000)
Balance at beginning of period (shares) at Dec. 31, 2015	3,758,488
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	$ 3,000	$ 30,275,000		30,278,000
Issuance of common stock	3,027,755
Issuance costs		(4,168,000)		(4,168,000)
Share-based compensation - employee		1,498,000		1,498,000
Share-based compensation - non-employee		220,000		220,000
Net loss			(14,586,000)	(14,586,000)
Balance at end of period at Dec. 31, 2016	$ 17,000	47,674,000	(27,059,000)	20,632,000
Balance at end of period (shares) at Dec. 31, 2016	9,270,255
Increase (Decrease) in Stockholders' Equity
Exercise of stock options		41,000		41,000
Exercise of stock options (in shares)	23,531
Share-based compensation - employee		5,244,000		5,244,000
Share-based compensation - non-employee		29,000		29,000
Net loss			(33,415,000)	(33,415,000)
Balance at end of period at Dec. 31, 2017	$ 18,000	64,397,000	(60,474,000)	3,941,000
Balance at end of period (shares) at Dec. 31, 2017	10,633,042
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	$ 4,000	25,146,000		$ 25,150,000
Issuance of common stock	3,592,858			3,592,858
Issuance costs		(2,093,000)		$ (2,093,000)
Exercise of stock options		23,000		23,000
Exercise of stock options (in shares)	6,413
Share-based compensation - employee		1,019,000		1,019,000
Share-based compensation - non-employee		1,000		1,000
Net loss			(7,224,000)	(7,224,000)
Balance at end of period at Mar. 31, 2018	$ 22,000	88,493,000	(67,698,000)	20,817,000
Balance at end of period (shares) at Mar. 31, 2018	14,232,313
Balance at beginning of period at Dec. 31, 2017	$ 18,000	64,397,000	(60,474,000)	3,941,000
Balance at beginning of period (shares) at Dec. 31, 2017	10,633,042
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				0
Net loss				(13,902,000)
Balance at end of period at Jun. 30, 2018	$ 22,000	89,402,000	(74,376,000)	15,048,000
Balance at end of period (shares) at Jun. 30, 2018	14,232,313
Balance at beginning of period at Dec. 31, 2017	$ 18,000	64,397,000	(60,474,000)	3,941,000
Balance at beginning of period (shares) at Dec. 31, 2017	10,633,042
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	$ 4,000	25,146,000		25,150,000
Issuance of common stock	3,592,858
Issuance costs		(2,091,000)		(2,091,000)
Exercise of stock options		84,000		84,000
Exercise of stock options (in shares)	39,511
Share-based compensation - employee		4,128,000		4,128,000
Share-based compensation - non-employee		3,000		3,000
Net loss			(23,637,000)	(23,637,000)
Balance at end of period at Dec. 31, 2018	$ 22,000	91,863,000	(84,111,000)	7,774,000
Balance at end of period (shares) at Dec. 31, 2018	14,265,411
Balance at beginning of period at Mar. 31, 2018	$ 22,000	88,493,000	(67,698,000)	20,817,000
Balance at beginning of period (shares) at Mar. 31, 2018	14,232,313
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				0
Share-based compensation - employee		908,000		908,000
Share-based compensation - non-employee		1,000		1,000
Net loss			(6,678,000)	(6,678,000)
Balance at end of period at Jun. 30, 2018	$ 22,000	89,402,000	(74,376,000)	15,048,000
Balance at end of period (shares) at Jun. 30, 2018	14,232,313
Balance at beginning of period at Dec. 31, 2018	$ 22,000	91,863,000	(84,111,000)	7,774,000
Balance at beginning of period (shares) at Dec. 31, 2018	14,265,411
Increase (Decrease) in Stockholders' Equity
Share-based compensation - employee		473,000		473,000
Net loss			(3,801,000)	(3,801,000)
Balance at end of period at Mar. 31, 2019	$ 22,000	92,336,000	(87,912,000)	4,446,000
Balance at end of period (shares) at Mar. 31, 2019	14,265,411
Balance at beginning of period at Dec. 31, 2018	$ 22,000	91,863,000	(84,111,000)	7,774,000
Balance at beginning of period (shares) at Dec. 31, 2018	14,265,411
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				0
Net loss				(6,721,000)
Balance at end of period at Jun. 30, 2019	$ 22,000	92,774,000	(90,832,000)	1,964,000
Balance at end of period (shares) at Jun. 30, 2019	14,265,411
Balance at beginning of period at Mar. 31, 2019	$ 22,000	92,336,000	(87,912,000)	4,446,000
Balance at beginning of period (shares) at Mar. 31, 2019	14,265,411
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				0
Share-based compensation - employee		438,000		438,000
Net loss			(2,920,000)	(2,920,000)
Balance at end of period at Jun. 30, 2019	$ 22,000	$ 92,774,000	$ (90,832,000)	$ 1,964,000
Balance at end of period (shares) at Jun. 30, 2019	14,265,411